Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue	The following table disaggregates the Company’s revenue between over time and point in time recognition:

	Year Ended December 31,
	2021	2020	2019
Over time	$749,067	$494,295	$503,052
Point in time	52,595	24,691	30,245
Total revenues	$801,662	$518,986	$533,297

Schedule of Allowance for Credit Losses
The allowance for credit losses activity for the years ended December 31, 2021, 2020, and 2019 is as follows:

	Year Ended December 31,
	2021	2020	2019
Beginning Balance(1)	$1,045	$1,924	$—
Bad debt expense	646	2,991	2,270
Recoveries	710	—	—
Write-offs	(551)	(3,588)	(540)
Foreign currency translation and other adjustments	1	(282)	6
Ending Balance	$1,851	$1,045	$1,736
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(1)Beginning balance for the year ended December 31, 2020 includes the cumulative adjustment of approximately $0.2 million which reflects the increase in the Company’s allowance for credit losses upon adoption of ASU 2016-13 and the CECL model on January 1, 2020. See Note 2—Summary of Significant Accounting Policies for further information.